Note 8 - Equity: Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Tables)	9 Months Ended
Sep. 30, 2014
Tables/Schedules
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range

	Options Outstanding				Options Exercisable
Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value**	Weighted Average Remaining Contractual Life (years)*	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value**	Weighted Average Remaining Contractual Life (years)*

$0.45	2,000,000	$0.45	$0.32	4.45	Nil	Nil	$Nil	Nil
$0.70	250,000	$0.70	$0.07	2.20	250,000	$0.70	$Nil	2.40
$0.74	1,000,000	$0.74	$0.03	4.45	1,000,000	$0.74	$Nil	4.45
$0.81	750,000	$0.81	$0.00	4.45	750,000	$0.81	$Nil	4.45

Totals	4,000,000	$0.61	$0.09	4.08	2,000,000	$0.76	$Nil	4.08